General	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

Otonomo Technologies Ltd. (together with its subsidiaries, “Otonomo”, or the “Company”) was incorporated as an Israeli corporation in December 2015. The Company provides an automotive data service platform enabling car manufacturers, drivers, and service providers to be part of a connected ecosystem as well as mobility intelligence which transforms vast amounts of anonymized data and activity signals into actionable, impactful, and valuable insights. The Company’s solutions are designed to run in public clouds.